Short-Term Deposits	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term deposits

Note 5. Short-term deposits

Short-term deposits consist of short-term deposits and restricted deposits. Short-term deposits as of December 31, 2021 and ,2020 amounts to $35,592 and $108,928, respectively. The deposits carry interest rates in 2021 is between 0.1% – 1.55% (2020: 0.27% – 2.47%).